Quarterly Holdings Report
for
Fidelity® Small Cap Enhanced Index Fund
May 31, 2022
SCE-NPRT1-0722
1.870936.114
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	23,813	1,438,067
Consolidated Communications Holdings, Inc. (a)	55,886	369,965
EchoStar Holding Corp. Class A (a)	89,229	2,144,173
IDT Corp. Class B (a)	16,592	457,276
Liberty Latin America Ltd. Class C (a)	67,805	644,826
Ooma, Inc. (a)	83,256	1,168,914
		6,223,221
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	107,972	1,548,318
Lions Gate Entertainment Corp.:
Class A (a)(b)	67,285	688,326
Class B (a)	78,702	739,012
		2,975,656
Interactive Media & Services - 0.7%
EverQuote, Inc. Class A (a)	22,163	198,359
TrueCar, Inc. (a)	216,791	721,914
Yelp, Inc. (a)	111,891	3,290,714
Zedge, Inc. (a)	20,492	109,017
		4,320,004
Media - 0.6%
AMC Networks, Inc. Class A (a)(b)	27,468	1,078,394
John Wiley & Sons, Inc. Class A	11,648	616,878
TechTarget, Inc. (a)(b)	1,328	94,408
TEGNA, Inc.	23,373	511,869
Thryv Holdings, Inc. (a)	15,432	404,164
WideOpenWest, Inc. (a)	42,677	938,040
		3,643,753
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	11,098	224,845
Telephone & Data Systems, Inc.	118,538	2,101,679
U.S. Cellular Corp. (a)	12,383	380,282
		2,706,806
TOTAL COMMUNICATION SERVICES		19,869,440
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.3%
LCI Industries	3,269	390,711
Modine Manufacturing Co. (a)	50,840	600,929
Standard Motor Products, Inc.	19,579	782,181
		1,773,821
Automobiles - 0.4%
Fisker, Inc. (a)(b)	13,093	135,905
Winnebago Industries, Inc. (b)	40,480	2,001,736
		2,137,641
Distributors - 0.0%
Funko, Inc. (a)	7,781	158,499
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	201,510	1,878,073
American Public Education, Inc. (a)	13,696	190,922
Graham Holdings Co.	528	323,675
PowerSchool Holdings, Inc. (b)	12,100	154,759
Stride, Inc. (a)	52,274	2,044,436
		4,591,865
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	8,643	227,052
Bloomin' Brands, Inc. (b)	129,509	2,733,935
Chuy's Holdings, Inc. (a)	8,191	185,035
Hilton Grand Vacations, Inc. (a)	8,021	366,961
International Game Technology PLC (b)	61,541	1,318,208
SeaWorld Entertainment, Inc. (a)	4,042	218,996
Texas Roadhouse, Inc. Class A	17,258	1,345,606
Wingstop, Inc. (b)	14,381	1,145,590
		7,541,383
Household Durables - 1.6%
Century Communities, Inc. (b)	45,940	2,497,758
Flexsteel Industries, Inc. (b)	18,297	356,426
Installed Building Products, Inc.	18,313	1,749,624
M.D.C. Holdings, Inc.	22,564	861,494
M/I Homes, Inc. (a)	42,880	2,004,640
Meritage Homes Corp. (a)	25,735	2,195,453
		9,665,395
Internet & Direct Marketing Retail - 0.6%
Quotient Technology, Inc. (a)	289,424	1,209,792
Revolve Group, Inc. (a)	25,196	740,258
Shutterstock, Inc. (b)	30,398	1,829,960
		3,780,010
Leisure Products - 0.5%
Johnson Outdoors, Inc. Class A	14,563	949,071
Nautilus, Inc. (a)(b)	101,906	214,003
Sturm, Ruger & Co., Inc.	3,921	266,197
Vista Outdoor, Inc. (a)	37,480	1,444,479
		2,873,750
Multiline Retail - 1.2%
Big Lots, Inc. (b)	3,500	85,715
Dillard's, Inc. Class A (b)	9,399	2,833,611
Macy's, Inc. (b)	169,646	4,012,128
		6,931,454
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	19,583	400,277
Academy Sports & Outdoors, Inc.	36,192	1,212,794
Asbury Automotive Group, Inc. (a)	6,045	1,095,052
Group 1 Automotive, Inc. (b)	19,939	3,580,845
Hibbett, Inc.	4,742	240,657
Lithia Motors, Inc. Class A (sub. vtg.)	6,161	1,875,840
MarineMax, Inc. (a)	42,215	1,748,123
Sonic Automotive, Inc. Class A (sub. vtg.)	33,740	1,538,881
The Container Store Group, Inc. (a)	104,861	807,430
TravelCenters of America LLC (a)	24,452	954,851
		13,454,750
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	10,177	567,470
Lakeland Industries, Inc. (a)(b)	23,640	420,792
Rocky Brands, Inc.	7,381	276,418
		1,264,680
TOTAL CONSUMER DISCRETIONARY		54,173,248
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	2,797	1,580,221
Duckhorn Portfolio, Inc. (a)(b)	45,259	889,339
Primo Water Corp.	77,548	1,110,487
		3,580,047
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	23,580	1,364,575
Ingles Markets, Inc. Class A	26,590	2,368,105
Natural Grocers by Vitamin Cottage, Inc.	22,015	388,785
PriceSmart, Inc.	2,664	209,470
Sprouts Farmers Market LLC (a)	78,162	2,117,409
Weis Markets, Inc. (b)	12,223	898,635
		7,346,979
Food Products - 0.7%
Hostess Brands, Inc. Class A (a)	152,889	3,248,891
John B. Sanfilippo & Son, Inc.	2,212	168,953
Sanderson Farms, Inc.	985	196,508
Utz Brands, Inc. Class A (b)	16,163	226,282
		3,840,634
Personal Products - 0.1%
BellRing Brands, Inc. (a)	15,144	396,016
USANA Health Sciences, Inc. (a)	5,435	382,244
		778,260
TOTAL CONSUMER STAPLES		15,545,920
ENERGY - 9.7%
Energy Equipment & Services - 1.6%
Archrock, Inc.	59,502	596,805
Bristow Group, Inc. (a)	14,184	450,909
Championx Corp.	23,318	542,610
Dril-Quip, Inc. (a)	18,115	569,536
Helix Energy Solutions Group, Inc. (a)	57,463	266,628
Helmerich & Payne, Inc.	43,117	2,170,941
Nabors Industries Ltd. (a)	13,948	2,326,108
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	565,110
Oceaneering International, Inc. (a)	92,683	1,178,928
Oil States International, Inc. (a)	14,954	115,744
Patterson-UTI Energy, Inc.	15,233	290,646
Tidewater, Inc. (a)	8,968	228,236
		9,302,201
Oil, Gas & Consumable Fuels - 8.1%
Antero Resources Corp. (a)	47,189	2,023,464
Callon Petroleum Co. (a)	7,296	426,524
Centennial Resource Development, Inc. Class A (a)	279,914	2,222,517
Chesapeake Energy Corp.	6,771	659,360
Civitas Resources, Inc.	8,908	680,126
CNX Resources Corp. (a)	33,900	736,308
Comstock Resources, Inc. (a)(b)	99,352	1,917,494
CONSOL Energy, Inc. (a)	27,323	1,408,774
Delek U.S. Holdings, Inc. (a)	43,776	1,276,508
DHT Holdings, Inc.	39,497	235,402
Equitrans Midstream Corp.	259,203	2,039,928
Golar LNG Ltd. (a)	132,007	3,343,737
Kosmos Energy Ltd. (a)	302,843	2,344,005
Laredo Petroleum, Inc. (a)	3,516	295,942
Magnolia Oil & Gas Corp. Class A	82,863	2,287,847
Matador Resources Co.	51,289	3,123,500
Murphy Oil Corp.	66,896	2,837,728
Oasis Petroleum, Inc.	4,887	775,714
Ovintiv, Inc.	5,195	290,868
Par Pacific Holdings, Inc. (a)	113,669	1,864,172
PBF Energy, Inc. Class A (a)	54,066	1,794,991
PDC Energy, Inc.	13,788	1,091,182
Peabody Energy Corp. (a)(b)	21,829	515,383
Range Resources Corp. (a)	14,988	508,843
Ranger Oil Corp. (a)	7,386	316,195
Scorpio Tankers, Inc.	9,927	328,087
SFL Corp. Ltd.	158,670	1,785,038
SM Energy Co.	93,140	4,495,868
Southwestern Energy Co. (a)	226,756	2,068,015
Talos Energy, Inc. (a)	57,178	1,235,045
Tellurian, Inc. (a)(b)	89,385	426,366
Uranium Energy Corp. (a)(b)	125,848	480,739
W&T Offshore, Inc. (a)	86,496	582,118
Whiting Petroleum Corp.	2,213	195,762
World Fuel Services Corp.	78,000	1,933,620
		48,547,170
TOTAL ENERGY		57,849,371
FINANCIALS - 14.7%
Banks - 8.9%
1st Source Corp.	14,701	691,241
Banc of California, Inc.	47,432	912,592
BancFirst Corp. (b)	9,372	850,322
Banner Corp.	25,088	1,457,864
Cadence Bank	40,068	1,071,018
Capital City Bank Group, Inc.	2,442	66,667
Cathay General Bancorp	34,993	1,438,562
Central Pacific Financial Corp.	15,802	381,460
Citizens Financial Group, Inc.	74,522	3,083,720
Columbia Banking Systems, Inc. (b)	110,774	3,339,836
Community Bank System, Inc.	14,012	924,792
Community Trust Bancorp, Inc.	8,634	363,060
ConnectOne Bancorp, Inc.	6,461	178,065
Eastern Bankshares, Inc.	53,651	1,044,585
Financial Institutions, Inc.	18,529	521,591
First Bancorp, Puerto Rico	112,491	1,679,491
First Commonwealth Financial Corp.	21,662	303,485
First Financial Bankshares, Inc. (b)	59,177	2,440,459
Fulton Financial Corp.	129,759	2,056,680
Glacier Bancorp, Inc.	38,719	1,874,387
Great Southern Bancorp, Inc.	27,687	1,643,223
Hancock Whitney Corp.	46,755	2,330,269
Mercantile Bank Corp.	3,473	114,783
Midland States Bancorp, Inc.	11,254	302,508
NBT Bancorp, Inc.	11,788	435,920
Northwest Bancshares, Inc. (b)	71,402	920,372
OFG Bancorp	29,018	822,370
Old National Bancorp, Indiana (b)	165,652	2,633,867
Park National Corp.	3,633	449,438
Peapack-Gladstone Financial Corp.	13,620	458,994
Preferred Bank, Los Angeles	2,386	163,465
Renasant Corp. (b)	8,476	262,247
S&T Bancorp, Inc.	10,075	296,306
ServisFirst Bancshares, Inc.	7,802	650,375
Sierra Bancorp	17,630	381,690
Silvergate Capital Corp. (a)	13,715	1,076,628
Simmons First National Corp. Class A (b)	28,600	735,306
Texas Capital Bancshares, Inc. (a)	18,526	1,047,275
Tompkins Financial Corp. (b)	5,096	388,366
TowneBank	9,277	273,486
Trico Bancshares	9,000	408,060
Trustmark Corp. (b)	17,356	504,886
UMB Financial Corp.	35,094	3,240,931
United Bankshares, Inc., West Virginia (b)	32,749	1,230,052
United Community Bank, Inc.	116,788	3,670,647
Univest Corp. of Pennsylvania	15,294	405,291
Veritex Holdings, Inc.	20,687	712,874
Washington Federal, Inc.	55,272	1,793,576
Westamerica Bancorp.	11,211	675,014
		52,708,096
Capital Markets - 2.0%
Cohen & Steers, Inc. (b)	2,915	222,152
Cowen Group, Inc. Class A (b)	87,384	2,319,171
Focus Financial Partners, Inc. Class A (a)	89,668	3,380,484
Open Lending Corp. (a)	15,503	204,019
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,816	1,171,859
StepStone Group, Inc. Class A	5,813	158,462
Stifel Financial Corp.	43,316	2,779,588
StoneX Group, Inc. (a)	11,017	827,046
Virtus Investment Partners, Inc.	4,847	933,823
		11,996,604
Consumer Finance - 1.0%
FirstCash Holdings, Inc.	13,725	1,024,571
Green Dot Corp. Class A (a)	12,200	351,848
LendingClub Corp. (a)	51,484	809,328
Nelnet, Inc. Class A	14,759	1,249,940
PROG Holdings, Inc. (a)(b)	59,247	1,729,420
Regional Management Corp.	14,475	688,721
		5,853,828
Insurance - 1.2%
American Equity Investment Life Holding Co.	3,733	150,291
Amerisafe, Inc.	9,848	496,339
CNO Financial Group, Inc.	11,860	243,960
Employers Holdings, Inc.	6,553	271,360
Genworth Financial, Inc. Class A (a)	54,842	222,110
Horace Mann Educators Corp.	17,730	717,356
Selective Insurance Group, Inc.	27,047	2,144,827
Trupanion, Inc. (a)(b)	42,238	2,824,877
		7,071,120
Mortgage Real Estate Investment Trusts - 1.0%
Arbor Realty Trust, Inc.	75,059	1,232,469
Blackstone Mortgage Trust, Inc.	52,855	1,644,319
Dynex Capital, Inc.	59,275	966,183
KKR Real Estate Finance Trust, Inc.	7,900	161,318
Ladder Capital Corp. Class A	24,296	280,862
PennyMac Mortgage Investment Trust	31,719	513,213
Ready Capital Corp.	56,288	826,308
TPG RE Finance Trust, Inc.	35,104	368,241
		5,992,913
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	5,214	201,521
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,356	1,087,484
NMI Holdings, Inc. (a)	38,671	719,667
Radian Group, Inc.	50,445	1,085,072
Waterstone Financial, Inc.	34,548	597,335
		3,691,079
TOTAL FINANCIALS		87,313,640
HEALTH CARE - 13.2%
Biotechnology - 5.1%
2seventy bio, Inc. (a)	19,263	238,861
4D Molecular Therapeutics, Inc. (a)(b)	19,877	150,866
Adverum Biotechnologies, Inc. (a)	173,968	156,084
Affimed NV (a)	81,785	253,534
Agenus, Inc. (a)	153,334	256,068
Agios Pharmaceuticals, Inc. (a)	11,700	227,799
Akebia Therapeutics, Inc. (a)	396,648	146,720
Alector, Inc. (a)	44,330	392,764
Alkermes PLC (a)	50,492	1,507,186
Allakos, Inc. (a)(b)	66,875	200,625
Amicus Therapeutics, Inc. (a)	22,058	168,082
Anavex Life Sciences Corp. (a)(b)	28,899	263,270
Anika Therapeutics, Inc. (a)	8,145	177,072
Apellis Pharmaceuticals, Inc. (a)	21,413	887,569
Arbutus Biopharma Corp. (a)(b)	105,053	255,279
Arrowhead Pharmaceuticals, Inc. (a)	18,981	633,206
Assembly Biosciences, Inc. (a)	88,168	168,401
Atara Biotherapeutics, Inc. (a)	55,084	286,437
Athenex, Inc. (a)	61,475	29,428
Atreca, Inc. (a)(b)	71,252	119,703
Avid Bioservices, Inc. (a)	27,951	373,705
Beam Therapeutics, Inc. (a)(b)	7,583	266,770
BioCryst Pharmaceuticals, Inc. (a)	33,890	315,516
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,533	1,370,178
bluebird bio, Inc. (a)(b)	67,273	215,274
Blueprint Medicines Corp. (a)	9,609	528,495
Bolt Biotherapeutics, Inc. (a)(b)	50,695	86,182
BridgeBio Pharma, Inc. (a)	52,534	358,807
Chimerix, Inc. (a)	60,791	114,287
Coherus BioSciences, Inc. (a)	18,369	134,828
Corbus Pharmaceuticals Holdings, Inc. (a)	248,721	75,462
Curis, Inc. (a)	80,362	61,429
Cytokinetics, Inc. (a)(b)	11,327	451,947
CytomX Therapeutics, Inc. (a)(b)	106,678	171,752
Deciphera Pharmaceuticals, Inc. (a)(b)	50,081	542,878
Denali Therapeutics, Inc. (a)	14,563	353,735
Eagle Pharmaceuticals, Inc. (a)	7,987	372,993
Editas Medicine, Inc. (a)(b)	25,098	285,866
Eiger Biopharmaceuticals, Inc. (a)	15,410	106,945
Emergent BioSolutions, Inc. (a)	19,152	631,250
Fate Therapeutics, Inc. (a)(b)	9,631	222,476
FibroGen, Inc. (a)	47,225	464,694
Fortress Biotech, Inc. (a)	54,189	46,678
Global Blood Therapeutics, Inc. (a)	3,064	76,416
Gossamer Bio, Inc. (a)(b)	35,737	251,946
Gritstone Bio, Inc. (a)(b)	76,699	154,932
Gt Biopharma, Inc. (a)(b)	32,905	90,818
Halozyme Therapeutics, Inc. (a)	25,584	1,176,352
Harpoon Therapeutics, Inc. (a)(b)	42,867	88,306
Heron Therapeutics, Inc. (a)(b)	86,711	286,146
Homology Medicines, Inc. (a)	41,073	60,377
Humanigen, Inc. (a)(b)	75,440	164,459
ImmunityBio, Inc. (a)(b)	66,275	249,194
ImmunoGen, Inc. (a)	126,027	461,259
Infinity Pharmaceuticals, Inc. (a)	169,523	113,987
Insmed, Inc. (a)	43,896	826,123
Intellia Therapeutics, Inc. (a)	16,744	772,568
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	510,583
Ironwood Pharmaceuticals, Inc. Class A (a)	10,866	122,460
Iveric Bio, Inc. (a)	5,793	60,479
Jounce Therapeutics, Inc. (a)	44,697	172,977
Karuna Therapeutics, Inc. (a)	2,990	311,917
Karyopharm Therapeutics, Inc. (a)(b)	71,616	449,748
Kezar Life Sciences, Inc. (a)(b)	53,566	270,508
Kiniksa Pharmaceuticals Ltd. (a)	33,545	256,955
Kodiak Sciences, Inc. (a)	22,429	162,386
Kura Oncology, Inc. (a)	41,472	545,772
La Jolla Pharmaceutical Co./California (a)(b)	58,403	234,196
Macrogenics, Inc. (a)(b)	37,830	131,270
Madrigal Pharmaceuticals, Inc. (a)(b)	6,675	443,153
MiMedx Group, Inc. (a)	35,812	140,025
Minerva Neurosciences, Inc. (a)	113,073	45,229
Mustang Bio, Inc. (a)(b)	69,880	45,080
Myriad Genetics, Inc. (a)	8,848	170,236
Natera, Inc. (a)	6,577	241,310
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
ORIC Pharmaceuticals, Inc. (a)	88,202	294,595
Ovid Therapeutics, Inc. (a)(b)	59,108	99,893
Passage Bio, Inc. (a)(b)	38,538	69,368
Pieris Pharmaceuticals, Inc. (a)	81,145	144,438
Precigen, Inc. (a)(b)	127,294	170,574
Precision BioSciences, Inc. (a)	40,347	67,783
PTC Therapeutics, Inc. (a)	24,489	719,242
Puma Biotechnology, Inc. (a)	41,309	80,139
Radius Health, Inc. (a)	57,404	363,367
REGENXBIO, Inc. (a)	19,724	414,993
Rigel Pharmaceuticals, Inc. (a)	123,558	223,640
Sangamo Therapeutics, Inc. (a)(b)	75,179	274,403
Selecta Biosciences, Inc. (a)(b)	85,524	75,449
Seres Therapeutics, Inc. (a)	62,770	194,587
Sesen Bio, Inc. (a)(b)	441,896	270,838
Silverback Therapeutics, Inc. (a)(b)	20,944	73,095
Surface Oncology, Inc. (a)(b)	60,289	111,535
TCR2 Therapeutics, Inc. (a)	66,033	153,197
TG Therapeutics, Inc. (a)	67,928	300,242
Travere Therapeutics, Inc. (a)	27,024	629,929
Twist Bioscience Corp. (a)	19,351	658,708
Vanda Pharmaceuticals, Inc. (a)	33,738	331,645
Veracyte, Inc. (a)	10,799	189,846
Vericel Corp. (a)(b)	4,534	123,098
Vir Biotechnology, Inc. (a)(b)	19,872	512,896
Voyager Therapeutics, Inc. (a)	45,215	274,003
Xbiotech, Inc.	12,960	71,280
Xencor, Inc. (a)	9,421	210,371
Zentalis Pharmaceuticals, Inc. (a)	14,846	357,937
		30,619,359
Health Care Equipment & Supplies - 3.0%
Accuray, Inc. (a)	343,316	714,097
Atricure, Inc. (a)	21,450	871,514
Avanos Medical, Inc. (a)	36,767	1,054,845
Cardiovascular Systems, Inc. (a)	18,395	299,103
Cerus Corp. (a)	265,213	1,312,804
Invacare Corp. (a)(b)	79,770	74,497
IRadimed Corp.	5,532	180,841
iRhythm Technologies, Inc. (a)	8,910	1,254,974
Lantheus Holdings, Inc. (a)	8,677	594,548
LeMaitre Vascular, Inc.	4,964	226,954
LivaNova PLC (a)	4,068	276,909
Merit Medical Systems, Inc. (a)	40,067	2,459,713
Neogen Corp. (a)(b)	69,841	1,847,993
Novocure Ltd. (a)(b)	5,161	414,841
Orthofix International NV (a)	23,481	645,493
Shockwave Medical, Inc. (a)	15,678	2,574,484
Staar Surgical Co. (a)	16,229	1,070,140
SurModics, Inc. (a)	44,575	1,748,677
		17,622,427
Health Care Providers & Services - 2.9%
Addus HomeCare Corp. (a)	12,002	1,002,167
AMN Healthcare Services, Inc. (a)	12,341	1,195,843
Corvel Corp. (a)	672	100,236
Fulgent Genetics, Inc. (a)(b)	13,975	761,777
Invitae Corp. (a)(b)	69,384	254,639
LHC Group, Inc. (a)	3,342	556,978
National Healthcare Corp.	25,059	1,761,397
Option Care Health, Inc. (a)	44,911	1,363,498
Owens & Minor, Inc.	51,409	1,793,146
Patterson Companies, Inc.	79,401	2,508,278
Privia Health Group, Inc. (a)	8,419	201,719
Select Medical Holdings Corp.	57,980	1,411,813
Tenet Healthcare Corp. (a)	42,511	2,750,887
The Ensign Group, Inc.	17,916	1,454,242
		17,116,620
Health Care Technology - 0.7%
Computer Programs & Systems, Inc. (a)	14,296	455,899
Health Catalyst, Inc. (a)	22,169	324,776
HealthStream, Inc. (a)	20,733	422,331
MultiPlan Corp. Class A (a)(b)	128,043	640,215
Nextgen Healthcare, Inc. (a)	146,498	2,653,079
		4,496,300
Life Sciences Tools & Services - 0.3%
MaxCyte, Inc. (b)	37,815	174,327
Medpace Holdings, Inc. (a)	8,940	1,280,566
Quanterix Corp. (a)	5,800	97,788
		1,552,681
Pharmaceuticals - 1.2%
Aerie Pharmaceuticals, Inc. (a)	35,592	184,367
Amneal Pharmaceuticals, Inc. (a)	77,432	281,078
Amphastar Pharmaceuticals, Inc. (a)(b)	17,943	666,403
Arvinas Holding Co. LLC (a)	6,125	255,351
Atea Pharmaceuticals, Inc. (a)	61,256	482,697
Cara Therapeutics, Inc. (a)	20,588	171,292
Corcept Therapeutics, Inc. (a)(b)	36,938	769,788
Edgewise Therapeutics, Inc. (a)	12,950	80,938
Endo International PLC (a)	182,299	96,199
Intra-Cellular Therapies, Inc. (a)	14,315	821,681
NGM Biopharmaceuticals, Inc. (a)	20,502	283,748
Odonate Therapeutics, Inc. (a)(b)	72,556	111,736
Oramed Pharmaceuticals, Inc. (a)(b)	54,037	250,191
Pacira Biosciences, Inc. (a)	6,696	423,522
Prestige Brands Holdings, Inc. (a)	18,756	1,046,960
Supernus Pharmaceuticals, Inc. (a)	21,574	601,267
Theravance Biopharma, Inc. (a)	57,914	508,485
WAVE Life Sciences (a)(b)	41,740	58,436
		7,094,139
TOTAL HEALTH CARE		78,501,526
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.2%
AAR Corp. (a)	67,899	3,274,090
Astronics Corp. (a)	47,850	502,425
Parsons Corp. (a)	87,459	3,414,399
		7,190,914
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	13,169	397,967
Forward Air Corp. (b)	14,201	1,323,391
Hub Group, Inc. Class A (a)	14,394	1,050,474
		2,771,832
Airlines - 0.6%
Mesa Air Group, Inc. (a)(b)	87,564	268,821
SkyWest, Inc. (a)	119,503	3,221,801
		3,490,622
Building Products - 0.6%
Apogee Enterprises, Inc.	7,094	295,110
Masonite International Corp. (a)	19,786	1,816,948
Resideo Technologies, Inc. (a)	29,432	695,184
UFP Industries, Inc.	12,654	976,889
		3,784,131
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	80,459	3,890,193
ACCO Brands Corp.	98,617	743,572
Cimpress PLC (a)	17,305	754,152
Healthcare Services Group, Inc. (b)	12,518	214,934
Kimball International, Inc. Class B	61,035	521,239
Pitney Bowes, Inc.	39,300	183,924
Tetra Tech, Inc.	11,884	1,603,983
The Brink's Co.	9,942	604,772
The GEO Group, Inc. (a)	235,505	1,674,441
		10,191,210
Construction & Engineering - 1.7%
Arcosa, Inc.	29,288	1,548,457
Comfort Systems U.S.A., Inc.	10,437	936,408
Dycom Industries, Inc. (a)	13,794	1,284,359
EMCOR Group, Inc.	26,182	2,765,605
Fluor Corp. (a)	48,370	1,365,485
MYR Group, Inc. (a)	25,396	2,326,528
		10,226,842
Electrical Equipment - 1.8%
Atkore, Inc. (a)	40,360	4,396,011
AZZ, Inc.	62,276	2,787,474
EnerSys	9,390	635,891
Preformed Line Products Co.	12,841	796,014
Regal Rexnord Corp.	13,419	1,676,704
TPI Composites, Inc. (a)(b)	40,496	558,440
		10,850,534
Machinery - 2.3%
Gorman-Rupp Co.	6,777	201,887
Hurco Companies, Inc.	20,022	541,195
Hyster-Yale Materials Handling Class A	16,836	622,090
Kennametal, Inc.	46,668	1,294,570
L.B. Foster Co. Class A (a)	6,670	87,577
Manitowoc Co., Inc. (a)	13,840	180,197
Mueller Industries, Inc.	56,035	3,017,485
Nikola Corp. (a)(b)	19,900	140,494
Proto Labs, Inc. (a)	34,047	1,640,725
Tennant Co.	4,980	309,955
Titan International, Inc. (a)	87,608	1,595,342
Watts Water Technologies, Inc. Class A	28,726	3,758,223
Welbilt, Inc. (a)	5,513	130,493
		13,520,233
Marine - 0.5%
Matson, Inc.	29,412	2,643,551
Safe Bulkers, Inc.	61,632	293,368
		2,936,919
Professional Services - 1.7%
ASGN, Inc. (a)	7,415	706,130
CRA International, Inc.	5,415	464,228
First Advantage Corp.	57,810	844,026
Heidrick & Struggles International, Inc.	4,437	153,343
Kforce, Inc.	28,441	1,868,005
Korn Ferry	15,244	936,896
ManTech International Corp. Class A	624	59,686
TriNet Group, Inc. (a)	30,914	2,427,986
TrueBlue, Inc. (a)	30,643	674,759
Upwork, Inc. (a)	103,437	1,887,725
		10,022,784
Road & Rail - 1.4%
ArcBest Corp.	8,621	652,006
Marten Transport Ltd.	126,802	2,226,643
Saia, Inc. (a)	20,613	4,072,923
Werner Enterprises, Inc.	35,647	1,446,199
		8,397,771
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	21,638	2,237,586
Boise Cascade Co. (b)	49,494	3,826,876
Global Industrial Co.	38,077	1,304,899
GMS, Inc. (a)	39,204	1,952,751
MRC Global, Inc. (a)	31,143	348,490
Rush Enterprises, Inc. Class A	52,742	2,688,787
Titan Machinery, Inc. (a)	57,528	1,519,314
Transcat, Inc. (a)	2,850	180,662
Veritiv Corp. (a)	25,345	3,683,896
		17,743,261
TOTAL INDUSTRIALS		101,127,053
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.4%
Digi International, Inc. (a)	9,634	212,911
Extreme Networks, Inc. (a)	212,343	2,106,443
		2,319,354
Electronic Equipment & Components - 2.1%
Belden, Inc.	61,393	3,535,009
Benchmark Electronics, Inc.	58,176	1,482,906
Daktronics, Inc. (a)	21,956	73,333
Fabrinet (a)	8,206	712,855
Kimball Electronics, Inc. (a)	68,148	1,295,493
PC Connection, Inc.	18,741	837,910
Rogers Corp. (a)	1,739	461,496
Sanmina Corp. (a)	16,387	719,225
ScanSource, Inc. (a)	41,591	1,611,235
Vishay Intertechnology, Inc. (b)	105,313	2,152,598
		12,882,060
IT Services - 1.9%
Conduent, Inc. (a)	81,190	430,307
CSG Systems International, Inc.	38,990	2,424,788
Digitalocean Holdings, Inc. (a)(b)	28,383	1,386,510
EVO Payments, Inc. Class A (a)	34,805	802,255
ExlService Holdings, Inc. (a)	26,698	3,796,189
Flywire Corp. (a)	34,528	666,736
Perficient, Inc. (a)	14,567	1,426,255
Remitly Global, Inc.	20,303	222,318
		11,155,358
Semiconductors & Semiconductor Equipment - 3.8%
Alpha & Omega Semiconductor Ltd. (a)	10,365	455,334
Cirrus Logic, Inc. (a)	10,324	841,819
CMC Materials, Inc.	3,151	557,538
Diodes, Inc. (a)	31,916	2,457,851
Kulicke & Soffa Industries, Inc. (b)	55,373	2,999,555
Lattice Semiconductor Corp. (a)	93,902	4,884,772
MACOM Technology Solutions Holdings, Inc. (a)	8,536	465,297
MaxLinear, Inc. Class A (a)	14,250	564,158
Photronics, Inc. (a)	172,691	3,754,302
Semtech Corp. (a)	63,606	4,076,509
Synaptics, Inc. (a)	9,312	1,379,293
		22,436,428
Software - 5.9%
8x8, Inc. (a)	47,804	346,579
Agilysys, Inc. (a)	64,520	2,636,932
Alarm.com Holdings, Inc. (a)	9,951	629,202
Appian Corp. Class A (a)(b)	28,941	1,382,512
Box, Inc. Class A (a)	121,576	3,174,349
CommVault Systems, Inc. (a)	59,466	3,628,021
Couchbase, Inc. (b)	16,670	236,381
Domo, Inc. Class B (a)	54,796	1,746,896
Momentive Global, Inc. (a)	74,219	903,987
Progress Software Corp. (b)	75,546	3,649,627
Qualys, Inc. (a)	31,525	4,119,687
Rapid7, Inc. (a)	11,272	798,847
SailPoint Technologies Holding, Inc. (a)	12,090	766,990
SecureWorks Corp. (a)	33,777	403,973
Sprout Social, Inc. (a)	33,058	1,683,644
SPS Commerce, Inc. (a)	27,336	2,926,045
Tenable Holdings, Inc. (a)	75,701	3,807,760
Upland Software, Inc. (a)	41,804	550,977
Vonage Holdings Corp. (a)	23,007	445,646
Zuora, Inc. (a)	113,288	1,148,740
		34,986,795
Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf, Inc. (a)(b)	64,265	199,864
Super Micro Computer, Inc. (a)	56,984	2,852,619
		3,052,483
TOTAL INFORMATION TECHNOLOGY		86,832,478
MATERIALS - 4.6%
Chemicals - 1.4%
AdvanSix, Inc.	28,953	1,341,392
American Vanguard Corp. (b)	13,512	333,476
FutureFuel Corp. (b)	47,346	340,418
H.B. Fuller Co.	17,248	1,225,988
Hawkins, Inc.	2,118	76,587
Innospec, Inc.	8,229	839,605
Intrepid Potash, Inc. (a)	22,933	1,510,597
Rayonier Advanced Materials, Inc. (a)	56,261	216,605
Schweitzer-Mauduit International, Inc.	6,350	172,212
Sensient Technologies Corp.	7,578	662,620
Stepan Co. (b)	10,124	1,135,002
Trinseo PLC	10,623	502,362
		8,356,864
Containers & Packaging - 0.5%
Myers Industries, Inc.	132,928	3,163,686
Metals & Mining - 2.2%
Allegheny Technologies, Inc. (a)	31,164	857,010
Commercial Metals Co.	107,311	4,263,466
Constellium NV (a)	69,542	1,174,564
Materion Corp.	3,919	321,280
MP Materials Corp. (a)(b)	48,920	1,928,916
Novagold Resources, Inc. (a)	17,792	99,457
Olympic Steel, Inc. (b)	20,524	701,305
Ryerson Holding Corp.	37,789	1,138,960
Schnitzer Steel Industries, Inc. Class A	20,418	829,379
SunCoke Energy, Inc.	59,763	483,483
TimkenSteel Corp. (a)	57,423	1,326,471
		13,124,291
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	42,092	2,906,874
TOTAL MATERIALS		27,551,715
REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	57,280	3,984,970
Alexanders, Inc.	1,922	465,605
American Assets Trust, Inc.	13,000	443,300
Apple Hospitality (REIT), Inc.	125,503	2,097,155
Ashford Hospitality Trust, Inc. (a)	52,369	295,361
Brandywine Realty Trust (SBI)	152,090	1,695,804
CareTrust (REIT), Inc.	15,695	290,828
Chatham Lodging Trust (a)	14,547	185,329
Diversified Healthcare Trust (SBI)	84,300	191,361
EastGroup Properties, Inc.	15,858	2,561,860
Equity Commonwealth (a)	32,936	897,506
Essential Properties Realty Trust, Inc.	12,505	286,114
Four Corners Property Trust, Inc.	66,571	1,835,362
Global Net Lease, Inc.	160,699	2,325,315
Healthcare Realty Trust, Inc.	15,570	452,620
iStar Financial, Inc.	30,300	527,220
Kite Realty Group Trust	94,453	1,979,735
LXP Industrial Trust (REIT)	55,200	638,112
National Storage Affiliates Trust	71,649	3,757,990
Necessity Retail (REIT), Inc./The	124,263	991,619
Outfront Media, Inc.	148,168	3,056,706
Pebblebrook Hotel Trust	25,944	583,999
Piedmont Office Realty Trust, Inc. Class A	78,652	1,159,330
Plymouth Industrial REIT, Inc.	36,867	748,769
PS Business Parks, Inc.	1,624	304,711
Retail Opportunity Investments Corp.	37,265	673,379
RLJ Lodging Trust	37,538	504,135
SITE Centers Corp.	97,945	1,539,695
Stag Industrial, Inc.	107,281	3,572,457
Summit Hotel Properties, Inc. (a)	36,328	317,507
Terreno Realty Corp.	41,675	2,530,089
Universal Health Realty Income Trust (SBI)	15,526	833,280
Xenia Hotels & Resorts, Inc. (a)	13,452	247,382
		41,974,605
Real Estate Management & Development - 0.3%
eXp World Holdings, Inc. (b)	23,734	331,564
Marcus & Millichap, Inc.	23,235	973,082
Newmark Group, Inc.	48,818	540,415
		1,845,061
TOTAL REAL ESTATE		43,819,666
UTILITIES - 2.1%
Electric Utilities - 0.8%
Otter Tail Corp.	26,616	1,740,420
PNM Resources, Inc.	5,638	267,974
Portland General Electric Co.	59,939	2,951,996
		4,960,390
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	4,101	289,326
New Jersey Resources Corp.	33,915	1,557,377
Northwest Natural Holding Co.	6,600	358,314
South Jersey Industries, Inc.	5,497	191,570
Southwest Gas Corp.	11,967	1,114,487
		3,511,074
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc.:
Class A	72,542	2,361,968
Class C	19,301	676,500
Sunnova Energy International, Inc. (a)	48,051	961,020
		3,999,488
Water Utilities - 0.0%
American States Water Co.	2,263	179,343
TOTAL UTILITIES		12,650,295
TOTAL COMMON STOCKS (Cost $571,360,421)		585,234,352

Money Market Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (d)	8,761,946	8,763,699
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	61,767,034	61,773,211
TOTAL MONEY MARKET FUNDS (Cost $70,534,665)		70,536,910

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $641,895,086)	655,771,262
NET OTHER ASSETS (LIABILITIES) - (10.1)% (f)	(60,026,664)
NET ASSETS - 100.0%	595,744,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	93	Jun 2022	8,657,835	213,985	213,985

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $511,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	7,208,320	18,589,988	17,034,609	8,164	-	-	8,763,699	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	111,488,782	75,729,523	125,445,094	26,333	-	-	61,773,211	0.2%
Total	118,697,102	94,319,511	142,479,703	34,497	-	-	70,536,910

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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